Schedule of Unrecognized Compensation Expense (Details) - Stock Based Compensation [Member] - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 12,972	$ 31,890
Weighted average period expected to be recognized (in years)	2 years 10 months 2 days	1 year 6 months 21 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 5,123	$ 13,515
Weighted average period expected to be recognized (in years)	1 year 2 months 8 days	1 year 6 months 10 days
Common Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense		$ 17,369
Weighted average period expected to be recognized (in years)		1 year 7 months 13 days
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense		$ 1,006
Weighted average period expected to be recognized (in years)		1 year
Common Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 7,592
Weighted average period expected to be recognized (in years)	1 year 2 months 8 days
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 257
Weighted average period expected to be recognized (in years)	5 months 15 days